CONDENSED CONSOLIDATED STATEMENTS OF NONCONTROLLING INTEREST, REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Noncontrolling Interest Previously Reported	Noncontrolling Interest	Common Stock Previously Reported	Common Stock Retroactive Application of Recapitalization	Common Stock	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital	Accumulated Other Comprehensive Income Previously Reported	Accumulated Other Comprehensive Income	Accumulated Deficit Previously Reported	Accumulated Deficit	Redeemable Convertible Preferred Stock Previously Reported	Redeemable Convertible Preferred Stock Retroactive Application of Recapitalization	Redeemable Convertible Preferred Stock	Series A-3 Redeemable Convertible Preferred Stock	Previously Reported	Total
Temporary Equity Balance, shares at Dec. 31, 2019															1,492,685
Balance, shares at Dec. 31, 2019					2,144,651
Stock based compensation expense							$ 4,808										$ 4,808
Net loss											$ (25,905)						(25,905)
Balance at Dec. 31, 2020			$ 1		$ 1	$ 23,907	23,907	$ 938	$ 938	$ (171,784)	(171,784)					$ (146,938)	$ (146,938)
Temporary Equity Balance at Dec. 31, 2020	$ 12,429	$ 12,429										$ 213,211		$ 213,211
Temporary Equity Balance, shares at Dec. 31, 2020												18,446,525	29,367,421	47,813,946	1,492,685		18,446,525
Balance, shares at Dec. 31, 2020			2,155,490	3,431,604	5,587,094
Accretion of senior preferred stock to redemption value							(33,761)										$ (33,761)
Temporary Equity, Accretion of senior preferred stock to redemption value														$ 33,761
Temporary Equity, Exercise of warrants															$ 2,997
Temporary Equity, Exercise of warrants, shares															617,390
Stock based compensation expense							1,455										1,455
Exercise of share-based awards							4										4
Exercise of share-based awards, shares					2,634
Accretion of noncontrolling interest put option to redemption value											(94)						(94)
Temporary Equity, Accretion of noncontrolling interest put option to redemption value		94
Foreign currency translation adjustment									(411)								(411)
Temporary Equity, Foreign currency translation adjustment		(546)
Net loss											(18,586)						(18,586)
Balance at Mar. 31, 2021					$ 2		(8,395)		527		(190,464)						(198,331)
Temporary Equity Balance at Mar. 31, 2021		11,977												$ 249,969
Temporary Equity Balance, shares at Mar. 31, 2021														48,431,336
Balance, shares at Mar. 31, 2021					5,589,728
Balance at Dec. 31, 2020			$ 1		$ 1	23,907	23,907	938	938	(171,784)	(171,784)					(146,938)	$ (146,938)
Temporary Equity Balance at Dec. 31, 2020	12,429	12,429										$ 213,211		$ 213,211
Temporary Equity Balance, shares at Dec. 31, 2020												18,446,525	29,367,421	47,813,946	1,492,685		18,446,525
Balance, shares at Dec. 31, 2020			2,155,490	3,431,604	5,587,094
Stock based compensation expense							5,532										$ 5,532
Net loss											(93,347)						(93,347)
Balance at Dec. 31, 2021			$ 1		$ 1	$ (64,549)	(64,549)	$ 219	219	$ (265,507)	(265,507)					$ (329,836)	(329,836)
Temporary Equity Balance at Dec. 31, 2021	$ 11,855	11,855										$ 311,594		$ 311,594
Temporary Equity Balance, shares at Dec. 31, 2021												18,736,936	29,829,719	48,566,655	1,730,874
Balance, shares at Dec. 31, 2021			2,410,552	3,837,640	6,248,192
Accretion of legacy gelesis senior preferred stock to redemption value prior to business combination							(37,934)										(37,934)
Temporary Equity, Accretion of legacy gelesis senior preferred stock to redemption value prior to business combination														$ 37,934
Conversion of legacy gelesis convertible preferred stock into common stock upon business combination							349,528										349,528
Conversion of legacy gelesis convertible preferred stock into common stock upon business combination, shares					48,566,655
Temporary Equity, Conversion of legacy gelesis convertible preferred stock into common stock upon business combination														$ (349,528)
Temporary Equity, Conversion of legacy gelesis convertible preferred stock into common stock upon business combination, shares														(48,566,655)
Proceeds from business combination, net of issuance costs and assumed liabilities					$ 6		70,472										70,478
Proceeds from business combination, net of issuance costs and assumed liabilities, shares					17,399,440
Conversion of legacy gelesis preferred stock warrants into common stock warrants upon business combination							16,747										16,747
Recognition of earnout liability upon Business Combination							(58,871)										(58,871)
Assumed private placement warrant liability upon business combination							(8,140)										(8,140)
Exercise of warrants							4										4
Exercise of warrants, shares					176,126
Stock based compensation expense							13,989										13,989
Accretion of noncontrolling interest put option to redemption value											(88)						(88)
Temporary Equity, Accretion of noncontrolling interest put option to redemption value		88
Foreign currency translation adjustment									(137)								(137)
Temporary Equity, Foreign currency translation adjustment		(239)
Net loss											(5,703)						(5,703)
Balance at Mar. 31, 2022					$ 7		$ 281,246		$ 82		$ (271,298)						$ 10,037
Temporary Equity Balance at Mar. 31, 2022		$ 11,704
Temporary Equity Balance, shares at Mar. 31, 2022														0
Balance, shares at Mar. 31, 2022					72,390,413